Consolidated Statements of Equity - USD ($) $ in Millions	Total	Cumulative effect of period of adoption, adjusted balance	Total Holdings Equity	Total Holdings Equity Cumulative effect of period of adoption, adjusted balance	Preferred Stock and Additional Paid-In Capital	Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Retained Earnings Cumulative effect of period of adoption, adjusted balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative effect of period of adoption, adjusted balance	Non-controlling Interest
Beginning of year at Dec. 31, 2019	$ 15,047	$ (30)	$ 13,456	$ (30)	$ 775	$ 5	$ 1,920	$ (1,832)	$ 11,744	$ (30)	$ 844		$ 1,591
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation	113		44				27	17					69
Purchase of treasury stock	(430)		(430)					(430)
Reissuance of treasury stock	(17)		(17)						(17)
Repurchase of AB Holding units	(101)		(48)				(48)						(53)
Dividends paid to noncontrolling interest	(305)												(305)
Dividends on common stock	(297)		(297)						(297)
Dividends on preferred stock	(53)		(53)						(53)
Issuance of preferred stock	494		494		494
Net income (loss)	(346)		(648)						(648)				302
Other comprehensive income (loss)	3,026		3,019								3,019		7
Other	76		86				86						(10)
End of year at Dec. 31, 2020	$ 17,177	$ (3,343)	15,576	$ (3,343)	1,269	5	1,985	(2,245)	10,699	$ (2,661)	3,863	$ (682)	1,601
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting standards update [extensible enumeration]	Accounting Standards Update 2018-12 [Member]
Stock compensation	$ 286		66				15	51					220
Purchase of treasury stock	(1,638)		(1,638)			(1)	(27)	(1,610)
Reissuance of treasury stock	(51)		(51)						(51)
Retirement of common stock	0		0					954	(954)
Repurchase of AB Holding units	(262)												(262)
Dividends paid to noncontrolling interest	(393)												(393)
Dividends on common stock	(296)		(296)						(296)
Dividends on preferred stock	(79)		(79)						(79)
Issuance of preferred stock	293		293		293
Net income (loss)	2,165		1,755						1,755				410
Other comprehensive income (loss)	(1,877)		(1,878)								(1,878)		1
Other	(55)		(54)				(54)		0				(1)
End of year at Dec. 31, 2021	11,927		10,351		1,562	4	1,919	(2,850)	8,413		1,303		1,576
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation	324		125				87	38					199
Purchase of treasury stock	(849)		(849)				(34)	(815)
Reissuance of treasury stock	(38)		(38)						(38)
Retirement of common stock	0		0					330	(330)
Repurchase of AB Holding units	(211)												(211)
Dividends paid to noncontrolling interest	(401)												(401)
Issuance of AB Units for CarVal acquisition	589		314				314						275
Dividends on common stock	(294)		(294)						(294)
Dividends on preferred stock	(80)		(80)						(80)
Net income (loss)	2,453		2,153						2,153				300
Other comprehensive income (loss)	(10,311)		(10,295)								(10,295)		(16)
Other	32		14				13		1				18
End of year at Dec. 31, 2022	$ 3,141		$ 1,401		$ 1,562	$ 4	$ 2,299	$ (3,297)	$ 9,825		$ (8,992)		$ 1,740